Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2014	$ 8,166
2015	9,417
2016	9,044
2017	9,336
2018	9,763
Thereafter	60,041
Total	105,767
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2014	4,514
2015	5,671
2016	5,188
2017	5,442
2018	5,796
Thereafter	39,154
Total	65,765
Foreign Pension Plan, Defined Benefit [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2014	3,254
2015	3,338
2016	3,448
2017	3,473
2018	3,537
Thereafter	18,859
Total	35,909
Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2014	398
2015	408
2016	408
2017	421
2018	430
Thereafter	2,028
Total	$ 4,093